Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Capital Commitments Outstanding not Provided for in Financial Statements
Capital commitments outstanding as at December 31, 2019 and 2018, not provided for in the financial statements were as follows:

	2019	2018
	RMB million	RMB million
Commitments in respect of aircraft and flight equipment
– authorized and contracted for	71,224	82,199

Investment commitments
– authorized and contracted for
– share of capital commitments of a joint venture	322	26
– capital contributions for acquisition of non-controlling interests in a subsidiary	232	—
– capital contributions for acquisition of interests in a joint venture	—	14

	554	40
– authorized but not contracted for
– share of capital commitments of a joint venture	31	21

	585	61

Commitments for other property, plant and equipment
– authorized and contracted for	4,571	7,224
– authorized but not contracted for	10,451	14,062

	15,022	21,286

	86,831	103,546

Approximate Total Future Payments, Including Estimated Amounts for Price Escalation through Anticipated Delivery Dates for Aircraft and Flight Equipment
As at December 31, 2019 and 2018, the approximate total future payments, including estimated amounts for price escalation through anticipated delivery dates for aircraft and flight equipment are as follows:

	2019	2018
	RMB million	RMB million
2019	—	38,141
2020	41,442	32,395
2021	21,077	8,628
2022	5,464	3,035
2023 and afterwards	3,241	—

	71,224	82,199